Goodwill and Intangible Assets (Components of Intangible Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
RGGI allowance purchased and consumed	$ 253	$ 158